Credit Risk - Disclosure of Segments Exposure by Gross and Net Credit Exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 199,408	£ 207,435
–Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	716	745
Collateral	280	218
Net carrying amount	436	527
–Stage 3 | SME and mid corporate | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	639	627
Collateral	209	190
Net carrying amount	430	437
–Stage 3 | Commercial Real Estate | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	77	118
Collateral	71	28
Net carrying amount	£ 6	£ 90